Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Value (US$)

	COMMON STOCKS - 99.9%
	COMMUNICATION SERVICES - 5.3%
	Entertainment - 3.8%
24,583	Endeavor Group Holdings, Inc. - Cl. A *	$681,195
88,912	Playtika Holding Corp. *	2,119,662
234,799	ROBLOX Corp. - Cl. A *	21,127,214
		23,928,071
	Interactive Media & Services - 1.5%
64,434	Bumble, Inc. - Cl. A *	3,711,399
109,266	ZoomInfo Technologies, Inc. - Cl. A *	5,700,407
		9,411,806
		33,339,877

	CONSUMER DISCRETIONARY - 25.0%
	Automobiles - 6.1%
536,496	Li Auto, Inc. - ADR *	18,745,170
439,648	XPeng, Inc. - ADR *	19,529,164
		38,274,334

	Hotels, Restaurants & Leisure - 4.4%
179,550	Airbnb, Inc. - Cl. A *	27,496,287

	Household Durables - 0.1%
17,048	Cricut, Inc. - Cl. A * (a)	726,245

	Internet & Direct Marketing Retail - 6.9%
418,283	ContextLogic, Inc. - Cl. A * (a)	5,508,787
139,693	Coupang, Inc. - Cl. A * (a)	5,841,962
68,399	Dada Nexus, Ltd. - ADR *	1,984,255
153,331	DoorDash, Inc. - Cl. A *	27,343,517
42,018	Ozon Holdings PLC - ADR * (a)	2,463,095
		43,141,616
	Leisure Equipment & Products - 6.1%
43,281	Hayward Holdings, Inc. *	1,126,172
300,926	Peloton Interactive, Inc. - Cl. A *	37,320,842
		38,447,014
	Multiline Retail - 0.2%
76,480	MINISO Group Holding, Ltd. - ADR *	1,590,019
	Specialty Retail - 1.2%
86,905	Petco Health & Wellness Co., Inc. *	1,947,541
131,274	Vroom, Inc. *	5,495,130
		7,442,671
		157,118,186
	CONSUMER STAPLES - 1.5%
	Food & Staples Retailing - 0.5%
174,370	Albertsons Cos., Inc. - Cl. A (a)	3,428,114
	Food Products - 0.4%
99,385	Oatly Group AB - ADR *	2,430,957
	Household Products - 0.3%
61,675	Reynolds Consumer Products, Inc.	1,871,836
	Personal Products - 0.1%
76,166	Yatsen Holding, Ltd. - ADR *	713,676
	Tobacco - 0.2%
148,794	RLX Technology, Inc. - ADR * (a)	1,298,972
		9,743,555

See accompanying Notes to Financial Statements

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2021 (Continued)

Shares		Value (US$)

	FINANCIALS - 9.4%
	Capital Markets - 6.8%
219,494	XP, Inc. - Cl. A *	$9,558,963
130,483	Coinbase Global, Inc. - Cl. A *	33,051,344
		42,610,307
	Consumer Finance - 1.4%
617,934	Lufax Holding, Ltd. - ADR *	6,982,654
14,227	Upstart Holdings, Inc. *	1,776,952
		8,759,606
	Insurance - 0.7%
41,892	Lemonade, Inc. *	4,583,404

	Thrifts & Mortgage Finance - 0.5%
156,876	Rocket Cos., Inc. - Cl. A	3,035,551
		58,988,868
	HEALTH CARE - 14.8%
	Biotechnology - 1.9%
126,399	Bridgebio Pharma, Inc. *	7,705,283
56,598	CureVac NV * (a)	4,158,821
		11,864,104
	Health Care Equipment & Supplies - 1.3%
186,171	Envista Holdings Corp. *	8,044,449

	Health Care Providers & Services - 2.1%
55,301	agilon health, Inc. *	2,243,562
119,918	Oak Street Health, Inc. *	7,023,597
68,986	Progyny, Inc. *	4,070,174
		13,337,333
	Health Care Technology - 1.4%
280,459	Change Healthcare, Inc. *	6,461,775
75,156	GoodRx Holdings, Inc. - Cl. A *	2,706,368
		9,168,143
	Life Sciences Tools & Services - 5.6%
96,782	10X Genomics, Inc. - Cl. A *	18,951,851
28,344	AbCellera Biologics, Inc. *	623,568
125,562	Adaptive Biotechnologies Corp. *	5,130,464
182,379	PPD, Inc. *	8,405,848
84,092	Sotera Health Co. *	2,037,549
		35,149,280
	Pharmaceuticals - 2.5%
378,121	Royalty Pharma PLC - Cl. A	15,499,179
		93,062,488
	INDUSTRIALS - 2.4%
	Building Products - 0.8%
123,136	The AZEK Co., Inc. *	5,228,355
	Commercial Services & Supplies - 0.7%
135,451	GFL Environmental, Inc.	4,323,596
	Professional Services - 0.6%
181,843	Dun & Bradstreet Holdings, Inc. *	3,885,985
	Road & Rail - 0.3%
27,035	TuSimple Holdings, Inc. - Cl. A *	1,925,973
		15,363,909

See accompanying Notes to Financial Statements

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2021 (Continued)

Shares		Value (US$)

	INFORMATION TECHNOLOGY - 39.5%
		IT Services - 10.9%
28,554	Affirm Holdings, Inc. *	$1,923,112
48,406	Chindata Group Holdings, Ltd. - ADR *	730,447
101,046	Kingsoft Cloud Holdings, Ltd. - ADR *	3,428,491
247,260	Snowflake, Inc. - Cl. A *	59,787,468
44,898	Squarespace, Inc. - Cl. A *	2,667,390
		68,536,908

		Software - 28.6%
69,253	Agora, Inc. - ADR *	2,905,856
28,181	AppLovin Corp. - Cl. A *	2,118,366
78,602	Asana, Inc. - Cl. A * (a)	4,875,682
82,882	Bill.com Holdings, Inc. *	15,182,325
21,249	C3.ai, Inc. - Cl. A *	1,328,700
282,388	Cloudflare, Inc. - Cl. A *	29,887,946
254,542	Datadog, Inc. - Cl. A *	26,492,731
10,223	DoubleVerify Holdings, Inc. *	432,842
205,857	Dynatrace, Inc. *	12,026,166
69,544	Lightspeed POS, Inc. *	5,814,574
52,851	nCino, Inc. *	3,166,832
138,683	OneConnect Financial Technology Co., Ltd. - ADR *	1,666,969
1,864,478	Palantir Technologies, Inc. - Cl. A *	49,147,640
10,363	Procore Technologies, Inc. *	983,967
71,295	Qualtrics International, Inc. - Cl. A *	2,727,034
51,709	Tuya, Inc. - ADR *	1,266,870
31,456	UiPath, Inc. - Cl. A *	2,136,806
165,923	Unity Software, Inc. *	18,223,323
		180,384,629
		248,921,537

	REAL ESTATE - 2.0%
		Real Estate Management & Development - 2.0%
262,634	KE Holdings, Inc. - ADR *	12,522,389

	TOTAL COMMON STOCKS (Cost - $630,210,568)	629,060,809

	SHORT-TERM INVESTMENTS - 2.9%
17,999,955	State Street Navigator Securities Lending Government Money Market Portfolio (b)	17,999,955

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,999,955)	17,999,955

See accompanying Notes to Financial Statements

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2021 (Continued)

TOTAL INVESTMENTS - 102.8% (Cost - $648,210,523) (c)	$647,060,764
LIABILITIES LESS OTHER ASSETS - (2.8) %	(17,723,245)

NET ASSETS - 100.0%	$629,337,519

* Non-income producing security.
(a) Securities (or a portion of the security) on loan. As of June 30, 2021, the market value of securities loaned was $19,838,607. The loaned securities were secured with cash collateral of $17,999,955 and non-cash collateral with a value of $2,256,506. The non-cash collateral received consists primarily of U.S. treasuries, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b) Represents investments of cash collateral received in connection with securities lending.
(c) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $648,210,523. At June 30, 2021, net depreciation for all securities was $1,149,759. This consists of aggregate gross unrealized appreciation of $33,016,559 and aggregate gross unrealized depreciation of $34,166,318.
ADR - American Depositary Receipt
PLC - Public Limited Company

See accompanying Notes to Financial Statements

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Value (US$)

	COMMON STOCKS - 99.6%
	BRAZIL - 4.0%
86,380	Caixa Seguridade Participacoes S/A *	$226,987
218,057	CSN Mineracao SA	401,585
45,633	Neoenergia SA	159,364
43,459	Rede D'Or Sao Luiz SA	603,155
		1,391,091

	BRITAIN - 8.8%
198,623	Airtel Africa PLC	211,699
34,730	Allfunds Group PLC *	604,456
149,800	Deliveroo PLC *	597,617
92,140	Dr. Martens PLC *	567,185
123,278	THG PLC *	1,040,236
		3,021,193

	CHINA - 36.7%
94,340	Akeso, Inc. *	761,228
145,630	Blue Moon Group Holdings, Ltd. (a)	205,945
525,980	China Feihe, Ltd.	1,135,379
72,050	China Resources Mixc Lifestyle Services, Ltd.	493,213
24,020	Hangzhou Tigermed Consulting Co., Ltd. - Cl. H	563,044
45,450	Hygeia Healthcare Holdings Co., Ltd.	597,079
120,820	InnoCare Pharma, Ltd. *	444,265
30,040	JD Health International, Inc. *	430,619
19,500	Jinke Smart Services Group Co., Ltd. - Cl. H	182,962
125,720	Jiumaojiu International Holdings, Ltd.	514,098
8,218	Joinn Laboratories China Co., Ltd. - Cl. H	132,304
56,800	Kuaishou Technology *	1,425,066
43,370	Linklogis, Inc. - Cl. B * (a)	97,417
32,320	Microport Cardioflow Medtech Corp. *	68,018
108,970	Ming Yuan Cloud Group Holdings, Ltd.	541,039
25,810	Pharmaron Beijing Co., Ltd. - Cl. H	688,107
27,710	Poly Property Services Co., Ltd. - Cl. H (a)	188,081
30,470	Pop Mart International Group, Ltd. (a)	302,177
15,970	Remegen Co., Ltd. - Cl. H *	243,531
37,270	Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Cl. H (a)	50,690
148,430	Shimao Services Holdings, Ltd.	513,291
360,510	Smoore International Holdings, Ltd.	1,998,887
344,550	Topsports International Holdings, Ltd.	564,465
56,000	Venus MedTech Hangzhou, Inc. - Cl. H *	467,009
		12,607,914

	FRANCE - 4.2%
17,657	La Francaise des Jeux SAEM	1,038,046
11,000	Verallia SA	407,732
		1,445,778

	GERMANY - 8.4%
13,416	Auto1 Group SE *	589,392
7,510	SUSE SA *	294,310
11,370	Synlab AG *	239,710
26,097	TeamViewer AG *	981,560
10,139	Traton SE	321,477
13,790	Vantage Towers AG	444,106
		2,870,555

See accompanying Notes to Financial Statements

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2021 (Continued)

Shares		Value (US$)

	HONG KONG - 7.7%
335,610	Budweiser Brewing Co., APAC, Ltd.	$1,059,007
361,160	ESR Cayman, Ltd. *	1,218,705
127,400	JS Global Lifestyle Co., Ltd.	358,524
40,580	Tianhe Chemicals Group, Ltd. * (b)	—
		2,636,236
	INDIA - 2.6%
9,379	Gland Pharma, Ltd. *	430,150
36,823	SBI Cards & Payment Services, Ltd.	480,586
		910,736
	JAPAN - 2.0%
7,320	Freee KK *	672,732

	MALAYSIA - 1.0%
380,080	MR DIY Group M Bhd	328,673

	NETHERLANDS - 2.5%
12,090	CTP NV *	243,707
17,103	JDE Peet's NV	620,565
		864,272
	POLAND - 5.8%
65,788	Allegro.eu SA *	1,132,181
42,392	InPost SA *	850,808
		1,982,989
	RUSSIA - 0.9%
34,710	Fix Price Group, Ltd. - GDR *	303,713

	SOUTH KOREA - 4.4%
3,321	HYBE Co., Ltd. *	862,578
4,809	SK Biopharmaceuticals Co., Ltd. *	525,247
850	SK IE Technology Co., Ltd. *	138,126
		1,525,951
	SWEDEN - 6.5%
46,850	EQT AB	1,700,332
32,300	Nordnet AB publ	545,184
		2,245,516
	SWITZERLAND - 1.4%
20,882	Softwareone Holding AG	493,134

	THAILAND - 2.7%
1,490,900	Asset World Corp. PCL	201,888
241,080	SCG Packaging PCL (a)	466,364
194,430	Sri Trang Gloves Thailand PCL	253,274
		921,526

	TOTAL COMMON STOCKS (Cost - $33,485,764)	34,222,009

	SHORT-TERM INVESTMENTS - 0.3%
93,679	State Street Navigator Securities Lending Government Money Market Portfolio (c)	93,679

	TOTAL SHORT-TERM INVESTMENTS (Cost - $93,679)	93,679

See accompanying Notes to Financial Statements

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2021 (Continued)

TOTAL INVESTMENTS - 99.9% (Cost - $33,579,443) (d)	$34,315,688
LIABILITIES LESS OTHER ASSETS - 0.1%	49,861

NET ASSETS - 100.0%	$34,365,549

* Non-income producing security.
(a) Securities (or a portion of the security) on loan. As of June 30, 2021, the market value of securities loaned was $757,213. The loaned securities were secured with cash collateral of $93,679 and non-cash collateral with a value of $691,926. The non-cash collateral received consists primarily of U.S. treasuries, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.
(b) Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.
(c) Represents investments of cash collateral received in connection with securities lending.
(d) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $33,579,443. At June 30, 2021, net appreciation for all securities was $736,245. This consists of aggregate gross unrealized appreciation of $3,813,640 and aggregate gross unrealized depreciation of $3,077,395.
GDR - Global Depositary Receipt
PLC - Public Limited Company

See accompanying Notes to Financial Statements

Renaissance IPO ETFs Notes to Financial Statements
For the Period Ended June 30, 2021 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

SECURITY VALUATION: The values of the Funds' securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust's Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the "Board"). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund's Adviser, Renaissance Capital LLC (the "Advisor"), and/or the Fund's Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2021, all of the Funds' investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.